Schedule of Investments (unaudited)	iShares® MSCI Intl Value Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.1%
Aurizon Holdings Ltd.	338,049	$954,689
BHP Group Ltd.	474,750	15,863,973
BlueScope Steel Ltd.	116,427	1,655,079
Computershare Ltd.	100,553	1,772,756
Dexus	110,215	861,724
Fortescue Metals Group Ltd.	388,330	5,868,858
Glencore PLC	1,795,880	11,065,609
Lendlease Corp. Ltd.	58,732	503,119
Origin Energy Ltd.	371,639	1,777,605
Rio Tinto Ltd.	55,501	4,390,344
Rio Tinto PLC	218,686	15,451,510
Santos Ltd.	131,084	732,507
Sonic Healthcare Ltd.	56,297	1,453,938
South32 Ltd.	887,338	2,955,134
Stockland	568,860	1,646,524
Vicinity Centres	396,919	517,906
		67,471,275
Austria — 0.2%
Erste Group Bank AG	35,907	1,117,991
OMV AG	19,825	1,013,407
Raiffeisen Bank International AG	35,414	403,129
voestalpine AG	21,515	559,882
		3,094,409
Belgium — 0.9%
Ageas SA/NV	12,079	577,999
Anheuser-Busch InBev SA/NV	110,106	6,335,447
Etablissements Franz Colruyt NV	7,300	268,062
Proximus SADP	20,275	354,373
Sofina SA	2,203	675,125
Solvay SA	8,273	777,970
UCB SA	20,192	2,295,278
		11,284,254
Brazil — 0.1%
Yara International ASA	20,426	1,038,625

Canada — 3.2%
AltaGas Ltd.	66,180	1,513,539
Canadian Tire Corp. Ltd., Class A, NVS	7,229	995,735
CGI Inc.(a)	45,759	3,648,894
Empire Co. Ltd., Class A, NVS	38,399	1,268,260
Fairfax Financial Holdings Ltd.	4,524	2,485,779
George Weston Ltd.	15,016	1,868,102
iA Financial Corp. Inc.	10,955	572,800
Kinross Gold Corp.	232,176	1,172,944
Loblaw Companies Ltd.	33,415	3,056,550
Lundin Mining Corp.	92,432	843,987
Magna International Inc.	44,249	2,666,686
Manulife Financial Corp.	310,111	6,063,899
Metro Inc.	37,706	2,072,487
Open Text Corp.	94,690	3,792,317
Power Corp. of Canada	61,586	1,812,128
Saputo Inc.	20,739	443,306
Teck Resources Ltd., Class B	139,541	5,504,953
Tourmaline Oil Corp.	21,205	1,092,066
West Fraser Timber Co. Ltd.	19,131	1,681,455
		42,555,887
Denmark — 0.8%
AP Moller - Maersk A/S, Class A	921	2,607,018
Security	Shares	Value

Denmark (continued)
AP Moller - Maersk A/S, Class B, NVS	1,735	$5,021,483
Danske Bank A/S	149,704	2,296,286
		9,924,787
Finland — 1.0%
Fortum Oyj	77,341	1,285,860
Nokia Oyj(a)	2,372,418	12,028,325
		13,314,185
France — 10.4%
Alstom SA	26,249	576,964
ArcelorMittal SA	243,950	7,113,019
AXA SA	280,673	7,425,210
BNP Paribas SA	233,495	12,107,037
Bollore SE	79,810	372,427
Bouygues SA	56,082	1,928,281
Capgemini SE	36,729	7,477,252
Carrefour SA	222,194	4,712,194
Cie. de Saint-Gobain	129,654	7,563,776
Cie. Generale des Etablissements Michelin SCA	24,085	2,983,166
CNP Assurances	36,885	810,529
Credit Agricole SA	253,128	2,733,292
Danone SA	89,844	5,432,979
Dassault Aviation SA	3,665	615,006
Eiffage SA	18,125	1,789,820
Electricite de France SA	193,663	1,760,598
Engie SA	558,674	6,592,616
Faurecia SE	21,596	469,453
Ipsen SA	7,548	782,454
Orange SA	395,074	4,703,512
Orpea SA	3,985	142,513
Publicis Groupe SA	34,053	2,044,429
Renault SA(a)	70,162	1,714,310
Sanofi	243,612	25,748,542
Societe Generale SA	248,502	5,972,507
Thales SA	15,675	2,006,790
TotalEnergies SE	265,874	13,055,202
Valeo	24,223	440,401
Vinci SA	66,744	6,476,428
Worldline SA/France(a)(b)	33,783	1,329,164
		136,879,871
Germany — 6.6%
Bayer AG, Registered	311,218	20,500,253
Bayerische Motoren Werke AG	84,806	6,925,747
Commerzbank AG(a)	284,050	1,854,371
Continental AG(a)	15,032	1,030,310
Covestro AG(b)	21,365	919,881
Daimler Truck Holding AG(a)	93,424	2,512,613
Deutsche Bank AG, Registered(a)	513,870	5,138,354
Deutsche Telekom AG, Registered	337,991	6,226,182
Evonik Industries AG	19,153	500,973
Fresenius Medical Care AG & Co. KGaA	43,288	2,691,944
Fresenius SE & Co. KGaA	114,808	4,058,228
HeidelbergCement AG	34,611	1,993,851
Henkel AG & Co. KGaA	18,702	1,186,850
LANXESS AG	8,435	326,064
Mercedes-Benz Group AG	183,694	12,822,056
Merck KGaA	14,060	2,608,513
RWE AG	91,953	3,817,833
Siemens AG, Registered	78,347	9,633,153
Uniper SE	31,408	807,332

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Value Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
United Internet AG, Registered(c)	12,336	$396,859
Volkswagen AG	8,047	1,745,084
		87,696,451
Hong Kong — 1.9%
BOC Hong Kong Holdings Ltd.	381,500	1,380,976
CK Asset Holdings Ltd.	1,132,500	7,677,375
CK Infrastructure Holdings Ltd.	118,500	796,724
Hongkong Land Holdings Ltd.	267,500	1,247,877
Jardine Matheson Holdings Ltd.	67,100	3,565,023
New World Development Co. Ltd.	136,000	520,171
Sino Land Co. Ltd.	1,468,000	1,940,376
SITC International Holdings Co. Ltd.	117,000	388,963
Sun Hung Kai Properties Ltd.	273,000	3,144,164
Swire Pacific Ltd., Class A	122,000	694,901
WH Group Ltd.(b)	3,971,000	2,742,369
Xinyi Glass Holdings Ltd.	302,000	668,269
		24,767,188
Israel — 0.8%
Bank Hapoalim BM	130,505	1,209,939
Bank Leumi Le-Israel BM	169,945	1,783,530
Check Point Software Technologies Ltd.(a)	18,513	2,338,007
Isracard Ltd.	1	5
Israel Discount Bank Ltd., Class A	131,600	777,287
Teva Pharmaceutical Industries Ltd., ADR(a)	489,761	4,265,818
		10,374,586
Italy — 2.0%
Atlantia SpA(a)	54,835	1,308,119
Enel SpA	1,346,674	8,757,277
Eni SpA	237,183	3,315,531
Intesa Sanpaolo SpA	2,445,875	4,984,000
Mediobanca Banca di Credito Finanziario SpA	89,787	899,922
Telecom Italia SpA/Milano	3,157,687	922,110
UniCredit SpA	626,155	5,795,114
		25,982,073
Japan — 35.1%
AGC Inc.	57,200	2,144,394
Aisin Corp.	44,400	1,289,845
Asahi Group Holdings Ltd.	110,400	4,161,286
Asahi Kasei Corp.	202,800	1,663,911
Astellas Pharma Inc.	321,000	4,887,455
Bridgestone Corp.	95,000	3,482,100
Brother Industries Ltd.	154,800	2,690,359
Canon Inc.	534,100	12,289,185
Central Japan Railway Co.	33,400	4,204,564
Chiba Bank Ltd/The	125,800	725,021
Chubu Electric Power Co. Inc.	332,000	3,351,562
Concordia Financial Group Ltd.	269,800	981,830
Dai Nippon Printing Co. Ltd.	68,300	1,427,336
Dai-ichi Life Holdings Inc.	112,400	2,250,699
Daito Trust Construction Co. Ltd.	34,400	3,313,127
Daiwa House Industry Co. Ltd.	229,200	5,510,009
Daiwa House REIT Investment Corp.	317	771,578
Daiwa Securities Group Inc.	220,100	1,078,738
Denso Corp.	53,400	3,254,477
Dentsu Group Inc.	22,300	803,729
ENEOS Holdings Inc.	669,000	2,353,952
Fuji Electric Co. Ltd.	21,100	925,250
FUJIFILM Holdings Corp.	169,000	9,290,140
Fujitsu Ltd.	72,500	10,958,314
Security	Shares	Value

Japan (continued)
Hankyu Hanshin Holdings Inc.	40,900	$1,079,416
Hino Motors Ltd.	62,800	324,173
Hirose Electric Co. Ltd.	7,400	938,867
Hitachi Construction Machinery Co. Ltd.	18,700	423,393
Hitachi Ltd.	309,700	14,687,971
Honda Motor Co. Ltd.	453,900	11,939,182
Hulic Co. Ltd.	122,000	1,030,094
Ibiden Co. Ltd.	16,800	627,847
Idemitsu Kosan Co. Ltd.	35,100	925,062
Iida Group Holdings Co. Ltd.	40,400	642,547
Inpex Corp.	261,700	3,113,750
Isuzu Motors Ltd.	123,300	1,438,391
ITOCHU Corp.	401,000	12,102,571
Japan Post Bank Co. Ltd.	121,300	915,122
Japan Post Holdings Co. Ltd.	680,900	4,774,371
Japan Post Insurance Co. Ltd.	47,700	771,299
Japan Tobacco Inc.	364,300	6,197,393
JFE Holdings Inc.	181,000	2,213,402
Kajima Corp.	184,600	2,057,271
Kansai Electric Power Co Inc/The	322,100	2,823,527
KDDI Corp.	232,800	7,709,100
Kirin Holdings Co. Ltd.	152,400	2,221,645
Koito Manufacturing Co. Ltd.	7,600	278,878
Komatsu Ltd.	166,900	3,756,331
Kubota Corp.	135,800	2,307,060
Kurita Water Industries Ltd.	10,300	351,398
Kyocera Corp.	165,800	8,705,650
Lawson Inc.	11,300	415,616
Lixil Corp.	50,400	886,451
Marubeni Corp.	765,100	8,351,537
Mazda Motor Corp.	149,200	1,059,432
Medipal Holdings Corp.	55,000	905,762
MEIJI Holdings Co. Ltd.	24,300	1,211,280
MINEBEA MITSUMI Inc.	56,900	1,091,692
Mitsubishi Chemical Holdings Corp.	275,500	1,679,900
Mitsubishi Corp.	460,700	15,468,242
Mitsubishi Electric Corp.	411,200	4,307,028
Mitsubishi Estate Co. Ltd.	261,300	3,806,245
Mitsubishi Gas Chemical Co. Inc.	36,600	534,468
Mitsubishi HC Capital Inc.	119,000	535,437
Mitsubishi Heavy Industries Ltd.	102,000	3,487,392
Mitsubishi UFJ Financial Group Inc.	3,290,400	19,128,323
Mitsui & Co. Ltd.	627,000	15,183,299
Mitsui Chemicals Inc.	41,800	955,042
Mizuho Financial Group Inc.	729,770	8,861,383
MS&AD Insurance Group Holdings Inc.	43,300	1,288,922
Murata Manufacturing Co. Ltd.	103,000	6,139,570
NEC Corp.	114,700	4,449,886
NGK Insulators Ltd.	66,200	890,497
Nippon Express Holdings Inc.	18,100	1,061,217
Nippon Steel Corp.	266,200	4,226,878
Nippon Telegraph & Telephone Corp.	227,500	6,704,275
Nippon Yusen KK	67,300	4,855,291
Nissan Motor Co. Ltd.(a)	444,500	1,779,576
Nisshin Seifun Group Inc.	36,500	486,575
Nomura Holdings Inc.	712,400	2,743,062
NTT Data Corp.	170,300	3,139,976
Obayashi Corp.	269,800	1,855,452
Oji Holdings Corp.	203,400	963,506
Ono Pharmaceutical Co.Ltd.	53,200	1,366,737

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Value Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
ORIX Corp.	217,100	$3,959,678
Orix JREIT Inc.	265	358,206
Osaka Gas Co. Ltd.	122,800	2,213,274
Otsuka Holdings Co. Ltd.	88,400	2,970,453
Panasonic Holdings Corp.	335,000	2,985,920
Renesas Electronics Corp.(a)	270,400	2,887,321
Resona Holdings Inc.	660,000	2,869,961
Ricoh Co. Ltd.	447,700	3,269,064
Rohm Co.Ltd.	36,100	2,521,977
Santen Pharmaceutical Co. Ltd.	44,500	361,993
SCSK Corp.	38,900	618,444
Secom Co. Ltd.	23,200	1,632,223
Seiko Epson Corp.	159,300	2,244,142
Sekisui Chemical Co. Ltd.	53,400	723,097
Sekisui House Ltd.	117,600	2,042,469
Seven & i Holdings Co. Ltd.	208,900	9,236,909
Shimizu Corp.	210,700	1,104,834
Shionogi & Co. Ltd.	37,200	2,069,284
Shizuoka Bank Ltd/The	99,300	642,478
SoftBank Group Corp.	135,000	5,552,582
Sohgo Security Services Co. Ltd.	6,700	186,118
Stanley Electric Co. Ltd.	20,800	358,657
Subaru Corp.	137,900	2,092,591
SUMCO Corp.	113,400	1,633,148
Sumitomo Chemical Co. Ltd.	344,300	1,464,034
Sumitomo Corp.	466,900	7,388,053
Sumitomo Electric Industries Ltd.	166,500	1,790,012
Sumitomo Metal Mining Co. Ltd.	42,900	1,881,453
Sumitomo Mitsui Financial Group Inc.	380,100	11,484,317
Sumitomo Mitsui Trust Holdings Inc.	83,000	2,576,113
Sumitomo Pharma Co., Ltd.	41,100	366,102
Suntory Beverage & Food Ltd.	24,700	973,205
Suzuki Motor Corp.	53,800	1,621,806
T&D Holdings Inc.	57,800	742,755
Taisei Corp.	65,500	1,774,264
Taisho Pharmaceutical Holdings Co. Ltd.	8,700	342,675
Takeda Pharmaceutical Co. Ltd.	312,000	9,053,155
TDK Corp.	177,300	5,477,101
TIS Inc.	60,500	1,358,791
Tokyo Electric Power Co. Holdings Inc.(a)	1,073,900	3,706,841
Tokyo Gas Co. Ltd.	91,800	1,758,379
Toppan Inc.	100,100	1,654,619
Toray Industries Inc.	217,800	1,032,216
Toshiba Corp.	61,600	2,558,145
Tosoh Corp.	60,500	835,415
Toyo Suisan Kaisha Ltd.	18,200	561,950
Toyota Industries Corp.	32,100	1,925,255
Toyota Motor Corp.	1,956,800	33,527,235
Toyota Tsusho Corp.	66,900	2,403,531
Yamaha Motor Co. Ltd.	51,400	1,061,188
Yamato Holdings Co.Ltd.	22,300	417,278
Yokogawa Electric Corp.	64,100	1,021,913
		463,277,145
Netherlands — 2.8%
ABN AMRO Bank NV, CVA(b)	75,198	934,799
Aegon NV	644,173	3,339,831
CNH Industrial NV	150,910	2,137,834
EXOR NV	12,974	900,328
ING Groep NV	599,418	5,679,012
JDE Peet's NV	16,367	481,502
Security	Shares	Value

Netherlands (continued)
Koninklijke Ahold Delhaize NV	297,126	$8,764,018
NN Group NV	82,849	4,058,075
Randstad NV	19,779	1,045,896
Stellantis NV	699,106	9,385,950
		36,727,245
Norway — 0.4%
Equinor ASA	65,654	2,219,077
Norsk Hydro ASA	205,595	1,726,488
Orkla ASA	89,690	727,802
		4,673,367
Singapore — 0.5%
Keppel Corp. Ltd.	380,800	1,878,029
Singapore Telecommunications Ltd.	836,400	1,669,282
UOL Group Ltd.	56,000	294,254
Venture Corp. Ltd.	101,900	1,250,916
Wilmar International Ltd.	597,900	1,905,921
		6,998,402
Spain — 2.3%
ACS Actividades de Construccion y Servicios SA	61,233	1,567,887
Banco Bilbao Vizcaya Argentaria SA	1,095,967	5,750,814
Banco Santander SA	3,658,020	10,690,008
CaixaBank SA	912,007	2,943,863
Repsol SA	267,391	3,988,906
Telefonica SA	1,107,945	5,389,755
		30,331,233
Sweden — 1.2%
Boliden AB	38,087	1,651,497
Electrolux AB, Class B	15,596	237,845
Investor AB, Class A	91,309	1,907,126
Securitas AB, Class B	46,420	548,072
Skanska AB, Class B	52,386	1,000,687
SKF AB, Class B	57,946	946,414
Swedbank AB, Class A	70,899	1,121,568
Telefonaktiebolaget LM Ericsson, Class B	608,849	4,856,924
Telia Co. AB	231,775	962,009
Volvo AB, Class B	161,001	2,568,518
		15,800,660
Switzerland — 5.5%
Adecco Group AG, Registered	25,237	973,893
Credit Suisse Group AG, Registered	623,053	4,228,858
Holcim Ltd.	74,175	3,626,824
Novartis AG, Registered	372,961	32,958,281
Roche Holding AG, NVS	60,100	22,285,904
Siemens Energy AG(a)	56,198	1,082,501
Swatch Group AG (The), Registered	6,671	329,108
Swiss Life Holding AG, Registered	2,890	1,689,827
UBS Group AG, Registered	324,269	5,504,995
		72,680,191
United Kingdom — 16.9%
3i Group PLC	149,412	2,445,164
Anglo American PLC	259,396	11,488,901
Associated British Foods PLC	79,912	1,599,099
Aviva PLC	748,371	4,015,105
BAE Systems PLC	539,575	4,983,869
Barclays PLC	4,601,994	8,459,114
Barratt Developments PLC	190,074	1,162,881
Berkeley Group Holdings PLC	14,753	748,220
BP PLC	2,268,781	10,953,206

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Value Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
British American Tobacco PLC	1,099,434	$46,079,862
BT Group PLC	2,064,834	4,578,946
CK Hutchison Holdings Ltd.	1,362,000	9,558,416
Coca-Cola Europacific Partners PLC	30,295	1,513,235
DCC PLC	14,057	1,065,084
GlaxoSmithKline PLC	685,243	15,447,146
HSBC Holdings PLC	2,788,062	17,422,958
Imperial Brands PLC	442,541	9,211,726
Informa PLC(a)	129,754	920,461
J Sainsbury PLC	765,663	2,234,016
Kingfisher PLC	409,601	1,291,705
Lloyds Banking Group PLC	13,393,316	7,606,904
M&G PLC	385,909	1,024,567
Melrose Industries PLC	921,704	1,339,325
NatWest Group PLC	1,053,272	2,825,704
Pearson PLC	88,773	861,969
Persimmon PLC	40,974	1,067,138
Phoenix Group Holdings PLC	67,292	509,697
Shell PLC	1,042,009	27,973,661
Smith & Nephew PLC	67,477	1,093,705
Standard Chartered PLC	730,128	4,991,390
Taylor Wimpey PLC	579,946	912,114
Tesco PLC	1,949,641	6,623,550
Vodafone Group PLC	5,771,421	8,737,694
WPP PLC	144,036	1,795,389
		222,541,921
United States — 0.1%
Bausch Health Cos Inc.(a)	99,331	1,887,417

Total Common Stocks — 97.8%
(Cost: $1,355,537,873)		1,289,301,172

Preferred Stocks

Germany — 1.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	18,105	1,333,769
Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	16,639	$1,068,412
Porsche Automobil Holding SE, Preference
Shares, NVS	51,070	4,212,248
Volkswagen AG, Preference Shares, NVS	53,067	8,218,296
		14,832,725
Total Preferred Stocks — 1.1%
(Cost: $19,067,906)		14,832,725

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(d)(e)	340,000	340,000

Total Short-Term Investments — 0.0%
(Cost: $340,000)		340,000

Total Investments in Securities — 98.9%
(Cost: $1,374,945,779)		1,304,473,897

Other Assets, Less Liabilities — 1.1%		13,879,966

Net Assets — 100.0%		$1,318,353,863

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$2,649	(b)	$—	$(2,649)	$—	$—	—	$97,964	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	310,000	30,000	(b)	—	—	—	340,000	340,000	64		—
					$(2,649)	$—	$340,000		$98,028		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Value Factor ETF
April 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	32	06/09/22	$4,673	$(26,019)
Euro Stoxx 50 Index	105	06/17/22	4,085	(125,503)
FTSE 100 Index.	58	06/17/22	5,416	16,414
				$(135,108)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$56,125,387	$1,233,175,785	$—	$1,289,301,172
Preferred Stocks	—	14,832,725	—	14,832,725
Money Market Funds	340,000	—	—	340,000
	$56,465,387	$1,248,008,510	$—	$1,304,473,897
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$16,414	$—	$16,414
Liabilities
Futures Contracts	—	(151,522)	—	(151,522)
	$—	$(135,108)	$—	$(135,108)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust